Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Controlling interest, ownership percentage	60.00%
Number of joint ventures	2
Municipal securities included in cash equivalents		$ 10,600
Allowance for doubtful accounts	12,946	6,343
Capitalized vendor rebates	6,386	6,226
Marketable securities, net unrealized losses	352	355
Marketable securities, deferred tax assets	216	217
Investments in marketable equity securities	163	157
Advertising expense	25,052	26,646	12,106
Selling, general and administrative expenses	529,244	507,669	399,772
Minimum percentage of likelihood of being realized upon ultimate settlement with relevant tax authority	50.00%
Watsco, Inc. [Member]
Significant Accounting Policies [Line Items]
Number of locations from which entity operates	542
Number of states in which entity operates	38
Shipping And Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expenses	$ 30,234	$ 25,443	$ 14,829
Buildings And Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, minimum, in years	3
Estimated useful lives, maximum, in years	40
Other Depreciable Assets [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, minimum, in years	3
Estimated useful lives, maximum, in years	10
Minimum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period, in days	30
Maximum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period, in days	45